Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of detailed information derivatives	On December 31, 2025 and 2024 fair value of derivatives held by the Group can be summarized as follows:

	2025	2024
	(US$ millions)
Derivatives
Cash flow hedge derivatives	(23)	(59)
Net derivative asset (liability)	(23)	(59)

Disclosure of nature and extent of risks arising from financial instruments
D.1.1. Fixed and floating rate debt
Financing at December 31, 2025

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	228	321	830	688	650	2,135	4,851
Floating rate financing	100	376	218	337	365	638	2,035
Total	329	697	1,047	1,025	1,014	2,773	6,886
Weighted average nominal interest rate	7.17%	7.49%	6.47%	7.50%	6.27%	6.32%	6.67%
Financing at December 31, 2024

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	206	244	410	781	639	2,587	4,867
Floating rate financing	75	213	286	124	44	206	948
Total (i)	281	457	696	905	683	2,793	5,815
Weighted average nominal interest rate	6.67%	6.99%	7.47%	6.39%	6.72%	5.56%	6.22%
A 100 basis point fall or rise in market interest rates for all currencies in which the Group had borrowings at December 31, 2025 would increase or reduce profit before tax from continuing operations for the year by approximately $20 million (2024: $9 million).
Debt denomination at December 31

	2025	2024
	(US$ millions)
Debt denominated in US dollars	3,293	3,429
Debt denominated in currencies of the following countries:
Guatemala	865	496
Colombia	620	554
Bolivia	128	153
Paraguay	565	233
El Salvador (i)	248	71
Panama (i)	734	734
Luxembourg (COP denominated)	—	33
Ecuador (i)	83	n/a
Uruguay	201	n/a
Costa Rica	148	113
Total debt denominated in other currencies	3,592	2,386
Total debt	6,886	5,815
(i) Ecuador and El Salvador's official unit of currency is the U.S. dollar, while Panama uses the U.S. dollar as legal tender. The Group's local debt in these three countries is therefore denominated in U.S. dollars but presented as local currency (LCY).

Disclosure of maturity analysis for derivative financial liabilities
Maturity profile at December 31, 2025

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing	(330)	(3,800)	(2,808)	(6,937)
Outstanding amortized costs undiscounted	1	16	35	52
Lease liability	(293)	(893)	(1,400)	(2,587)
Cash and equivalents	1,552	—	—	1,552
Derivative financial instruments	(9)	(14)	—	(23)
Net financial obligations	921	(4,691)	(4,173)	(7,943)
Restricted cash	50	—	—	50
Future interest commitments related to debt and financing	(448)	(1,244)	(88)	(1,779)
Future interest commitments related to leases	(177)	(526)	(432)	(1,134)
Trade payables (excluding accruals)	(839)	(579)	—	(1,418)
Other financial liabilities (including accruals)	(1,380)	(329)	—	(1,709)
Trade receivables	527	—	—	527
Other financial assets	218	123	—	341
Total	(1,128)	(7,246)	(4,693)	(13,067)
Maturity profile at December 31, 2024

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing	(283)	(2,757)	(2,829)	(5,869)
Outstanding amortized costs undiscounted	1	16	36	54
Lease liability	(156)	(445)	(352)	(954)
Cash and equivalents	699	—	—	699
Derivative financial instruments	—	(59)	—	(59)
Net financial obligations	262	(3,245)	(3,145)	(6,128)
Future interest commitments related to debt and financing	(352)	(1,830)	(144)	(2,326)
Future interest commitments related to leases	(90)	(253)	(121)	(463)
Trade payables (excluding accruals)	(467)	—	—	(467)
Other financial liabilities (including accruals)	(1,219)	—	—	(1,219)
Trade receivables	390	—	—	390
Other financial assets	171	71	—	242
Total	(1,305)	(5,257)	(3,410)	(9,971)

Disclosure of maturity analysis for non-derivative financial liabilities
Maturity profile at December 31, 2025

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing	(330)	(3,800)	(2,808)	(6,937)
Outstanding amortized costs undiscounted	1	16	35	52
Lease liability	(293)	(893)	(1,400)	(2,587)
Cash and equivalents	1,552	—	—	1,552
Derivative financial instruments	(9)	(14)	—	(23)
Net financial obligations	921	(4,691)	(4,173)	(7,943)
Restricted cash	50	—	—	50
Future interest commitments related to debt and financing	(448)	(1,244)	(88)	(1,779)
Future interest commitments related to leases	(177)	(526)	(432)	(1,134)
Trade payables (excluding accruals)	(839)	(579)	—	(1,418)
Other financial liabilities (including accruals)	(1,380)	(329)	—	(1,709)
Trade receivables	527	—	—	527
Other financial assets	218	123	—	341
Total	(1,128)	(7,246)	(4,693)	(13,067)
Maturity profile at December 31, 2024

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing	(283)	(2,757)	(2,829)	(5,869)
Outstanding amortized costs undiscounted	1	16	36	54
Lease liability	(156)	(445)	(352)	(954)
Cash and equivalents	699	—	—	699
Derivative financial instruments	—	(59)	—	(59)
Net financial obligations	262	(3,245)	(3,145)	(6,128)
Future interest commitments related to debt and financing	(352)	(1,830)	(144)	(2,326)
Future interest commitments related to leases	(90)	(253)	(121)	(463)
Trade payables (excluding accruals)	(467)	—	—	(467)
Other financial liabilities (including accruals)	(1,219)	—	—	(1,219)
Trade receivables	390	—	—	390
Other financial assets	171	71	—	242
Total	(1,305)	(5,257)	(3,410)	(9,971)

Disclosure of detailed information about managing capital
Gearing ratio
The Group reviews its gearing ratio (net debt divided by total capital plus net debt) periodically. Capital represents equity attributable to the equity holders of the parent.

	Note	2025	2024
	(US$ millions)
Net debt	C.6.	5,357	5,174
Equity attributable to Owners of the Company	C.1.	3,640	3,628
Net debt and equity		8,997	8,802
Gearing ratio		0.60	0.59